Restricted cash and escrow receivables (Details) ¥ in Millions, $ in Millions	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Restricted cash and escrow receivables
Restricted cash and escrow receivables	¥ 35,207	$ 5,374	¥ 15,479
Consumer protection fund deposits from merchants on the marketplaces
Restricted cash and escrow receivables
Restricted cash and escrow receivables	33,426		12,195
Others
Restricted cash and escrow receivables
Restricted cash and escrow receivables	¥ 1,781		¥ 3,284